UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21178

Name of Fund:  BlackRock Municipal Income Quality Trust (BYM)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 118.0%

Alabama — 3.4%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 0.00%, 03/01/45(c)	$1,165	$1,239,257
City of Birmingham Alabama Airport Authority, ARB, (AGM), 5.50%, 07/01/40	5,800	6,038,032
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(b)	1,495	1,525,005
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(b)	3,800	4,075,196

		12,877,490
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,145,863

Arizona — 0.8%
Arizona State University, RB, Green Bonds, Series B, 5.00%, 07/01/42	1,395	1,549,440
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,278,675
5.25%, 10/01/28	250	256,285

		3,084,400
California — 10.4%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 07/01/39	625	638,994
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,465	1,807,136
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 01/01/28(b)	10,100	12,211,506
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	1,620	1,720,505
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/48	3,175	3,086,163
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	1,500	1,511,175

Security	Par (000)	Value
California (continued)
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 08/01/43(c)	$1,580	$1,289,501
San Diego California Unified School District, GO, Election of 2008(c):
CAB, Series C, 0.00%, 07/01/38	2,000	931,820
CAB, Series G, 0.00%, 07/01/34	725	355,692
CAB, Series G, 0.00%, 07/01/35	775	357,724
CAB, Series G, 0.00%, 07/01/36	1,155	501,605
CAB, Series G, 0.00%, 07/01/37	770	314,738
CAB, Series K-2, 0.00%, 07/01/38	1,745	799,088
CAB, Series K-2, 0.00%, 07/01/39	2,115	923,176
CAB, Series K-2, 0.00%, 07/01/40	2,715	1,126,291
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(c)	1,400	906,094
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,100	1,175,526
State of California, GO, Various Purposes, 5.00%, 04/01/42	3,000	3,218,580
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,598,412
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/37(c)	10,000	4,855,400

		39,329,126
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	960	1,002,499
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	1,305	1,411,410

		2,413,909
Connecticut — 1.4%
State of Connecticut, GO, Series E, 5.00%, 09/15/37(d)	2,280	2,477,790
University of Connecticut, RB, Series A, 5.00%, 01/15/34	2,620	2,851,058

		5,328,848
Delaware — 0.8%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/40	770	810,710

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Delaware (continued)
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A (continued):
5.00%, 07/01/48	$2,110	$2,205,414

		3,016,124
District of Columbia — 2.6%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	9,500	9,805,235

Florida — 7.1%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,795	1,915,696
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	2,770	3,130,155
County of Miami-Dade Florida Aviation, Refunding ARB(b):
Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/20	5,000	5,317,500
Series A, 5.50%, 10/01/19	5,000	5,146,900
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,910	4,249,584
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	685	744,342
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	630	663,522
5.00%, 08/01/47	1,845	1,933,320
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/19(b)	300	306,198
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/33	1,340	1,490,589

Security	Par (000)	Value
Florida (continued)
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(b)	$2,000	$2,172,440

		27,070,246
Georgia — 3.3%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	7,500	8,094,525
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	1,500	1,658,025
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	545	612,613
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A:
3.95%, 12/01/43	685	685,979
4.00%, 12/01/48	500	500,355
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	155	166,433
5.00%, 04/01/44	595	627,338

		12,345,268
Hawaii — 1.4%
State of Hawaii Harbor System, RB, Series A, 5.50%, 07/01/35	5,000	5,249,500

Illinois — 13.7%
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, 5.63%, 01/01/21(b)	1,230	1,320,688
3rd Lien, 5.63%, 01/01/35	295	312,623
Senior Lien, Series D, 5.25%, 01/01/42	3,300	3,647,952
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 01/01/34	9,800	10,669,750
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,840,865
Sales Tax Receipts, 5.25%, 12/01/36	650	685,230
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	7,700	7,878,409

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago (continued):
5.50%, 12/01/38	$1,000	$1,039,730
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	210	217,778
County of Will Illinois, GO, 5.00%, 11/15/45	1,400	1,528,674
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/37	700	741,979
5.00%, 02/15/47	480	503,424
5.00%, 02/15/50	240	250,826
Illinois Finance Authority, Refunding RB:
OSF Health Care System, Series A, 5.00%, 11/15/45	2,815	3,016,610
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	3,130	3,087,651
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	390	411,587
University of Chicago Medical Center, Series B, 4.00%, 08/15/41	900	900,189
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	710	775,789
State of Illinois, GO:
5.25%, 07/01/29	8,345	8,787,619
5.50%, 07/01/33	880	932,774
5.50%, 07/01/38	1,475	1,548,366

		52,098,513
Indiana — 1.8%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,180,795
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 01/01/19(b)	1,125	1,128,172
5.50%, 01/01/38	4,625	4,637,534

		6,946,501
Iowa — 2.4%
Iowa Finance Authority, RB:
Lifespace Communities, Series A, 5.00%, 05/15/43	485	498,439
Iowa Health Care Facilities, Genesis Health System, 5.50%, 07/01/33	3,000	3,355,170

Security	Par (000)	Value
Iowa (continued)
Iowa Finance Authority, RB (continued):
Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(b)	$5,000	$5,127,900

		8,981,509
Kentucky — 0.4%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC):
5.25%, 02/01/19(b)	1,330	1,337,129
5.25%, 02/01/29	170	170,880

		1,508,009
Maryland — 1.2%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	745	752,607
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System Issue, 4.00%, 07/01/48	4,000	3,950,240

		4,702,847
Massachusetts — 3.1%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	2,370	2,501,962
Emerson College Issue, 5.00%, 01/01/48	2,595	2,752,231
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	1,970	2,056,956
Massachusetts Development Finance Agency, Refunding RB:
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	190	198,478
Western New England University, 5.00%, 09/01/43	1,750	1,859,427
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A:
3.80%, 12/01/43	365	352,970
3.85%, 06/01/46	490	472,262
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,395	1,522,475

		11,716,761
Michigan — 7.3%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,100	1,184,997

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	$3,640	$3,909,870
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	2,235	2,393,193
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	9,020	9,534,771
Trinity Health Credit Group, 5.00%, 12/01/21(b)	30	32,474
Michigan State Housing Development Authority, RB, S/F Housing, Series A, 3.80%, 10/01/38	3,965	3,872,933
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,560	1,670,932
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,159,560
Series I-A, 5.38%, 10/15/41	800	861,296
Series II-A, 5.38%, 10/15/36	1,500	1,619,670
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	473,881

		27,713,577
Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/49	1,315	1,422,225

Nebraska — 1.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	6,345	6,879,186

Nevada — 1.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	3,000	3,092,610
(AGM), 5.25%, 07/01/39	4,100	4,227,879

		7,320,489
New Jersey — 9.2%
New Jersey EDA, RB:
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	375	386,201
Series WW, 5.25%, 06/15/33	170	182,339

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB (continued):
Series WW, 5.00%, 06/15/34	$225	$237,283
Series WW, 5.00%, 06/15/36	1,395	1,462,518
Series WW, 5.25%, 06/15/40	400	421,092
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	930	907,950
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hospital Asset Transfer Program, 5.00%, 10/01/37	1,605	1,676,150
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 06/15/36	5,070	5,285,373
CAB, Transportation System, Series A, 0.00%, 12/15/38(c)	5,845	2,207,832
Transportation Program, Series AA, 5.25%, 06/15/33	1,660	1,775,204
Transportation Program, Series AA, 5.00%, 06/15/38	945	984,709
Transportation System, Series A, 5.50%, 06/15/41	3,000	3,144,660
Transportation System, Series AA, 5.50%, 06/15/39	3,785	4,042,948
Transportation System, Series B, 5.25%, 06/15/36	5,000	5,225,400
Transportation System, Series D, 5.00%, 06/15/32	900	959,274
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	340	359,274
South Jersey Port Corp., RB, Sub-Marine Terminal, Series A, 5.00%, 01/01/49	720	768,593
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/35	1,750	1,898,592
5.25%, 06/01/46	1,725	1,828,138
Tobacco Settlement Bonds, 5.00%, 06/01/33	1,000	1,093,200

		34,846,730
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	405	440,875

New York — 3.5%
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 01/15/33	1,950	1,958,444

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	$1,650	$1,794,309
City of New York Water & Sewer System, Refunding RB, Water and Sewer System, 2nd General Resolution, Fiscal 2013, Series BB, 4.00%, 06/15/47	2,855	2,858,141
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	480	519,139
5.75%, 02/15/47	290	310,468
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	1,570	1,721,850
State of New York Dormitory Authority, RB, Education, Series B, 5.75%, 03/15/19(b)	1,300	1,314,443
State of New York Mortgage Agency, Refunding RB, Series 211, 3.75%, 10/01/43	2,810	2,730,168

		13,206,962
Ohio — 3.0%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	610	685,378
Northwest Local School District/Hamilton & Butler Counties, GO, School Improvements, 4.00%, 12/01/50	2,645	2,646,190
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	3,500	3,656,695
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	780	858,717
5.25%, 02/15/33	1,095	1,203,679
University of Akron, Refunding RB, Series A, 5.00%, 01/01/37	2,000	2,200,900

		11,251,559
Oregon — 0.4%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 5.00%, 06/15/36(a)	945	1,076,695

Security	Par (000)	Value
Oregon (continued)
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	$1,115	$495,406

		1,572,101
Pennsylvania — 5.7%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	790	877,587
5.00%, 06/01/34	1,750	1,936,603
(AGM), 4.00%, 06/01/39	3,230	3,245,213
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	1,145	1,113,993
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	1,770	1,776,797
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	4,245	4,669,712
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	752,080
Series A-1, 5.00%, 12/01/41	2,730	2,956,645
Series B, 5.00%, 12/01/40	1,060	1,147,599
Series C, 5.50%, 12/01/23(b)	630	728,097
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	625	673,444
Pennsylvania Turnpike Commission, Refunding RB:
Series A-1, 5.00%, 12/01/40	850	916,810
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/35	860	932,524

		21,727,104
Rhode Island — 2.0%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/43	2,275	2,291,425
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,855	5,387,420

		7,678,845
South Carolina — 6.2%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/21(b)	260	289,562
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	3,500	3,395,630

5

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Ports Authority, ARB, 5.25%, 07/01/20(b)	$5,000	$5,251,450
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	6,960	7,413,653
Series E, 5.50%, 12/01/53	1,610	1,706,342
State of South Carolina Public Service Authority, Refunding RB, Series B:
Santee Cooper, 5.00%, 12/01/38	2,360	2,470,165
(AGM), 5.00%, 12/01/56	2,845	3,039,968

		23,566,770
South Dakota — 0.5%
City of Rapid City South Dakota, RB, 4.00%, 12/01/48(d)	1,760	1,741,573

Tennessee — 0.0%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	35	37,608

Texas — 15.1%
City of Arlington Texas, Special Tax Bonds, Sub Lien, Series C (BAM), 5.00%, 02/15/45	2,105	2,194,399
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	615	665,996
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 08/15/30(c)	10,030	6,902,847
County of Harris Texas, GO, Refunding, (NPFGC)(c):
0.00%, 08/15/25	7,485	6,283,433
0.00%, 08/15/28	10,915	8,161,800
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Junior Lien, Series H (NPFGC)(c):
0.00%, 11/15/38	5,785	2,115,864
0.00%, 11/15/39	6,160	2,105,796
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(c)	2,340	1,115,033
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,203,513

Security	Par (000)	Value
Texas (continued)
Grand Parkway Transportation Corp., RB:
Convertible CAB, Series B, 0.00%, 10/01/46(c)	$2,365	$2,191,527
Subordinate Tier Toll Revenue Bonds, Series B, 5.00%, 04/01/53	465	495,095
Subordinate Tier Toll Revenue Bonds, TELA Supported, Series A, 5.00%, 10/01/48	1,810	2,011,019
Harris County-Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NPFGC)(c):
0.00%, 11/15/24(b)	5,965	2,238,008
0.00%, 11/15/38	10,925	3,792,067
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(c)	3,775	1,617,248
North Texas Tollway Authority, RB(b):
CAB, Special Project System, Series B, 0.00%, 09/01/31(c)	1,975	852,292
Convertible CAB, Series C, 0.00%, 09/01/31(c)	2,500	3,004,850
Special Projects System, Series A, 6.00%, 09/01/21	1,000	1,102,490
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 01/01/19(b)	510	511,622
1st Tier System, Series A, 6.00%, 01/01/28	115	115,327
Series B, 5.00%, 01/01/40	385	410,614
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 09/15/42	3,155	3,158,470
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	2,105	2,252,139
5.00%, 12/15/32	2,540	2,713,812

		57,215,261
Utah — 0.8%
Salt Lake City Corp. Airport Revenue, ARB, Series B, 5.00%, 07/01/43	2,000	2,233,680

6

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utah (continued)
Utah Charter School Finance Authority, RB, Utah Charter Academies Project, 5.00%, 10/15/48	$840	$912,702

		3,146,382
Virginia — 0.9%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health, 5.50%, 05/15/19(b)	260	264,251
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay:
5.00%, 09/01/44	1,375	1,480,352
4.00%, 09/01/48	885	852,140
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	895	873,699

		3,470,442
Washington — 1.1%
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	2,000	2,166,780
Providence Health & Services, Series A, 5.25%, 10/01/39	675	698,753
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(e)	1,400	1,457,988

		4,323,521
West Virginia — 1.1%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	4,385	4,089,626

Wisconsin — 2.3%
State of Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,500	1,534,230
Marshfield Clinic Health System, Inc. Series C, 4.00%, 02/15/42	5,000	4,890,450

Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	$1,895	$2,097,708

		8,522,388

Total Municipal Bonds — 118.0% (Cost — $426,087,836)		447,793,373

Municipal Bonds Transferred to Tender Option Bond Trusts(f) — 45.6%

Arizona — 0.4%
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(b)	1,300	1,323,296

California — 2.0%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(g)	3,432	3,999,157
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	449	459,236
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	3,077	3,080,096

		7,538,489
Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,561	1,701,194

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30(g)	1,080	1,115,257

Florida — 6.0%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	3,500	3,854,077
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	1,950	2,088,938
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	10,101	10,652,685

7

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(b)	$6,096	$6,241,440

		22,837,140
Illinois — 5.2%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,400	2,597,760
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)(g)	1,400	1,424,093
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	7,714	8,279,592
Series A, 5.00%, 01/01/40	3,045	3,342,445
Series B, 5.00%, 01/01/40	1,170	1,271,648
Series C, 5.00%, 01/01/38	2,658	2,902,895

		19,818,433
Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	5,363	6,216,637

Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	3,139	3,481,429

Massachusetts — 3.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,661	1,817,189
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/35(e)	7,070	7,214,978
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 11/15/46(g)(e)	3,300	3,672,232

		12,704,399
Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	2,220	2,385,082
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	960	1,062,691

		3,447,773
Nevada — 2.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(b)(g)	4,197	4,252,903

Security	Par (000)	Value
Nevada (continued)
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(b)	$2,024	$2,069,912
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,900	4,291,892

		10,614,707
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	920	1,022,311
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(g)	2,000	2,090,446

		3,112,757
New York — 12.4%
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	6,240	6,854,080
2nd General Resolution, Series FF, 5.00%, 06/15/39	8,355	9,229,713
Series DD, 5.00%, 06/15/35	1,845	2,038,540
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,271,267
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,698	1,849,582
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	13,641,812
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,561	2,871,181

8

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
State of New York Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 03/15/43	$5,720	$6,200,466

		46,956,641
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 01/01/34	620	621,680

Pennsylvania — 1.8%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,020	1,106,152
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,997	5,649,957

		6,756,109
South Carolina — 0.2%
South Carolina Public Service Authority, Refunding RB, Series A(b):
5.50%, 01/01/19	553	554,424
5.50%, 01/01/19(g)	48	47,949

		602,373
Texas — 3.2%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43(e)	7,001	7,010,884
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	772,335

Security	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	$3,920	$4,279,552

		12,062,771
Virginia — 0.6%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48(e)	1,996	2,254,967

Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,210	3,620,463

Wisconsin — 1.6%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(b)	2,500	2,527,650
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	3,520	3,724,706

		6,252,356

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.6% (Cost — $171,421,872)		173,038,871

Total Long-Term Investments — 163.6% (Cost — $597,509,708)		620,832,244

9

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.55%(h)(i)	745,344	$745,419
Total Short-Term Securities — 0.2% (Cost — $745,419)		745,419

Total Investments — 163.8% (Cost — $598,255,127)		621,577,663
Other Assets Less Liabilities — 1.2%		5,051,117
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.9)%		(109,846,551)
VMTP Shares at Liquidation Value Costs — (36.1)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$379,582,229

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between April, 1, 2019 to January, 1, 2038 is $11,321,496.

(h)	Annualized 7-day yield as of period end.
(i)

During the period ended November 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,490,659	(3,745,315)	745,344	$745,419	$15,145	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	62	03/20/19	$7,406	$(18,384)
Long U.S. Treasury Bond	160	03/20/19	22,385	(95,379)
5-Year U.S. Treasury Note	40	03/29/19	4,518	(6,507)

				$(120,270)

10

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Quality Trust (BYM)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD-PSF — Guaranteed Permanent School Fund

HDA — Housing Development Authority

HFA — Housing Finance Agency

IDA — Industrial Development Authority

ISD — Independent School District

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

11

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Quality Trust (BYM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$620,832,244		$—	$620,832,244
Short-Term Securities	745,419	—		—	745,419

	$745,419	$620,832,244	$		$621,577,663

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(120,270)	$—		$—	$(120,270)

(a)	See above Schedule of Investments for values in each sector or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(109,488,431)	$—	$(109,488,431)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(246,688,431)	$—	$(246,688,431)

During the period ended November 30, 2018, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Quality Trust

Date: January 18, 2019